Restructuring Related Activities 2011 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended	5 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	18 Months Ended	48 Months Ended	18 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Minimum [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Minimum [Member] Restructuring Plan [Member] Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Minimum [Member] Restructuring Plan [Member] Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Minimum [Member] Restructuring Related To Plan [Member] Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Maximum [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Maximum [Member] Restructuring Plan [Member] Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Maximum [Member] Restructuring Plan [Member] Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Maximum [Member] Restructuring Related To Plan [Member] Other [Member] 2011 Restructuring Plan [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		$ 355			$ 167		$ 225		$ 99	$ 25	$ 14						$ 105		$ 54
Estimated costs of restructuring program by major type of cost
Expected total costs associated with the plan																				300	185	70	45	355	210	90	55
Restructuring and Related Cost, Cost Incurred to Date		476	184		184
Restructuring plan estimated future cash outflow																				270				300
Payments for Restructuring	$ 149	$ 375		$ 113	$ 128	$ 88	$ 181	$ 60	$ 63			$ 8	$ 73			$ 53	$ 121	$ 53	$ 65